Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment Information

24. Segment Information

(a)Description of segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is identified as the chief executive officer. The CODM regularly reviews the operation data, segment profits and uses these results to evaluate the performance of, and to allocate resources to, each of the segments.

After the acquisition of Gap Shanghai, being the first brand brought into Brand Management starting from February 1, 2023, the Group updated its operating segments structure into two operating segments, which are (i) E-commerce; (ii) Brand Management, in the purpose of better reflecting the business developments.

The following summary describes the operations in each of the Group’s operating segment:

(i)	E-commerce focuses on Baozun traditional business and comprises two business lines, BEC (Baozun E-commerce) and BZI (Baozun International).

a> BEC includes our mainland China E-commerce businesses, such as brands’ store operations, customer services and value-added services in logistics and supply chain management, IT and digital marketing.

b> BZI includes our E-commerce businesses outside of mainland China, including locations such as Hong Kong, Macau, Taiwan, South East Asia and Europe.

(ii)

Brand Management engages in holistic brand management, encompassing strategy and tactic positioning, branding and marketing, retail and E-commerce operations, supply chain and logistics and technology empowerment to leverage our portfolio of technologies to forge into longer and deeper relationships with brands.

(b)Segments data

The table below provides a summary of the Group’s reportable segment results for the year ended December 31, 2022, 2023, and 2024 with prior periods’ segment information retrospectively presented to conform to current period presentation:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues:
E-Commerce	8,400,631	7,621,114	8,070,271
Brand Management	—	1,271,027	1,474,351
Inter-segment eliminations *	—	(80,128)	(122,393)
Total consolidated net revenues	8,400,631	8,812,013	9,422,229

**Adjusted Operating Profits (Losses):
E-Commerce	256,093	163,990	179,622
Brand Management	—	(187,663)	(168,767)
Inter-segment eliminations *	—	—	(210)
Total Adjusted Operating Profits (Losses)	256,093	(23,673)	10,645
Unallocated expenses:
Share-based compensation expenses	(142,381)	(103,449)	(81,601)
Amortization of intangible assets resulting from business acquisition	(39,431)	(31,875)	(36,257)
Acquisition-related expenses	(13,694)	(12,171)	—
Cancellation fees of repurchased shares	(4,650)	—	(678)
Loss on variance from expected contingent acquisition payment	(9,495)	—	—
Impairment of goodwill	(13,155)	(35,212)	(6,934)
Total other (expenses) income	(613,595)	(10,646)	21,838
Loss before income tax	(580,308)	(217,026)	(92,987)

*The Inter-segment eliminations mainly consist of revenues from services provided by E-commerce to Brand Management.

**Adjusted Operating Profits (Losses) represent segment profits (losses), which is income (loss) from operations from each segment without allocating share-based compensation expenses, acquisition-related expenses, amortization of intangible assets resulting from business acquisition, cancellation fees of repurchased shares, loss on variance from expected contingent acquisition payment and impairment of goodwill.

Depreciation of property and equipment, net (included in the measurement of segment profit or loss):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

E-Commerce	121,693	121,237	114,590
Brand Management	—	45,566	44,666
Total depreciation of property and equipment, net	121,693	166,803	159,256

Interest income and expenses (included in the measurement of segment profit or loss):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

E-Commerce	45,816	83,983	75,422
Brand Management	—	1,289	1,659
Inter-segment eliminations	—	(3,159)	(8,329)
Total Interest income	45,816	82,113	68,752

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

E-Commerce	(56,917)	(41,221)	(37,830)
Brand Management	—	(3,282)	(9,486)
Inter-segment eliminations	—	3,159	8,329
Total Interest expense	(56,917)	(41,344)	(38,987)

Share of income (loss) of equity method investments (included in the measurement of segment profit or loss):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

E-Commerce	(3,586)	6,253	(34,503)
Brand Management	—	—	9,845
Total Share of income (loss) of equity method investments	(3,586)	6,253	(24,658)

Income tax expenses (included in the measurement of segment profit or loss):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

E-Commerce	(26,480)	(12,003)	(18,154)
Brand Management	—	—	(2,585)
Total Income tax expenses	(26,480)	(12,003)	(20,739)

The Group’s Chief Operating Decision Maker does not evaluate the performance of the Group’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.

Geographic Area Information

Geographic revenue information is based on the location of our customer operates. As the Group’s customers are mainly located in the PRC and the Group revenues derived from within the PRC are RMB8,255,790, RMB8,701,254 and RMB9,310,046 for the years ended 2022, 2023 and 2024, respectively.